Capital structure (Tables)	12 Months Ended
Jun. 30, 2025
Capital structure [Abstract]
Issued Capital	Ordinary shares
	2025	2024
	$’000	$’000

2,608,172,516 (2024: 2,325,614,708) ordinary shares, fully paid	302,651	281,671

Movement in Issued Capital
	2025	2024	2025	2024
	Number	Number	$’000	$’000
Reconciliation of movement:
Balance at the beginning of the financial year	2,325,614,708	2,098,818,267	281,671	255,364
Ordinary shares	252,500,000	213,602,562	16,412	25,141
Ordinary shares non-cash	-	-	-	-
Exercise of unlisted options (1)	-	357,710	-	54
Performance rights vested (2)	30,057,808	12,836,169	5,186	1,892
Share issue costs	-	-	(618)	(780)
Balance at the end of the financial period	2,608,172,516	2,325,614,708	302,651	281,671

(1)	Value of unlisted options exercised equals the sum of the exercise price received plus the fair value transferred from the equity compensation reserve
(2)	Ordinary shares issued to employees upon vesting of performance rights

Movement in Options on Issue
Movement in options on issue for the year ended June 30, 2025
	Grant date	Vesting date	Expiry date	FV per option at grant date $	Exercise price $	Opening balance	Issued	Exercised	Expired	Closing balance
NEDs(1)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	(653,594)	-
Ex-NEDs (2)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	(653,594)	-
NEDs(1)	16-Nov-20	16-Nov-21	16-Nov-25	0.138	0.185	652,646	-	-	-	652,646
Ex-NEDs (2)	16-Nov-20	16-Nov-21	16-Nov-25	0.138	0.185	978,969	-	-	-	978,969
Movement for the year ended June 30, 2025						2,938,803	-	-	(1,307,188)	1,631,615

Movement in options on issue for the year ended June 30, 2024
	Grant date	Vesting date	Expiry date	FV per option at grant date $	Exercise price $	Opening balance	Issued	Exercised	Expired	Closing balance
NEDs (1)	09-Nov-18	09-Nov-19	09-Nov-23	0.126	0.242	715,420	-	(357,710)	(357,710)	-
Ex-NEDs (2)	09-Nov-18	09-Nov-19	09-Nov-23	0.126	0.242	715,420	-	-	(715,420)	-
NEDs(1)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	-	653,594
Ex-NEDs (2)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	-	653,594
NEDs(1)	16-Nov-20	16-Nov-21	16-Nov-25	0.138	0.185	652,646	-	-	-	652,646
Ex-NEDs (2)	16-Nov-20	16-Nov-21	16-Nov-25	0.138	0.185	978,969	-	-	-	978,969
Movement for the year ended June 30, 2024						4,369,643	-	(357,710)	(1,073,130)	2,938,803

(1)	NEDs refers to Non-executive directors.
(2)	Ex-NEDs refers to former Non-executive directors.

Movement in Performance Rights on Issue
Movement in performance rights on issue for the year ended June 30, 2025
Grant		Vesting	Fair value per right grant date	Opening balance	Issued	Exercised	Forfeited	Closing balance
date		date	$	Number	Number	Number	Number	Number
2021 LTI - performance based - KMP	01-Jul-21	01-Jul-24	0.3710	1,458,852	-	(364,714)	(1,094,138)	-
2021 LTI - time based - KMP	01-Jul-21	01-Jul-24	0.3300	972,569	-	(972,569)	-	-
Retention on employment- staff	01-Jul-21	01-Jul-24	0.3300	679,146	-	(679,146)	-	-
2021 LTI - performance based - staff	26-Aug-21	01-Jul-24	0.4570	354,093	-	(88,525)	(265,568)	-
2021 LTI - performance based - KMP	26-Aug-21	01-Jul-24	0.4570	223,084	-	(55,771)	(167,313)	-
2021 LTI - time based - staff	26-Aug-21	01-Jul-24	0.5100	721,111	-	(721,111)	-	-
2021 LTI - time based - KMP	26-Aug-21	01-Jul-24	0.5100	223,084	-	(223,084)	-	-
2021 LTI - performance based - KMP	05-Nov-21	01-Jul-24	0.7240	1,567,975	-	(391,995)	(1,175,980)	-
2021 LTI time based - KMP	05-Nov-21	01-Jul-24	0.7900	1,045,316	-	(1,045,316)	-	-
Retention on employment- staff	16-Nov-21	16-Nov-24	0.7050	115,000	-	(115,000)	-	-
2022 LTI – performance based - KMP	01-Jul-22	01-Jul-25	0.4528	1,392,806	-	-	-	1,392,806
2022 LTI – time based – KMP	01-Jul-22	01-Jul-25	0.4250	928,538	-	-	-	928,538
Retention on employment – staff	01-Jul-22	01-Jul-25	0.4250	35,000	-	-	-	35,000
2022 LTI – time based – staff	22-Aug-22	01-Jul-25	0.6800	200,000	-	-	(57,773)	142,227
Retention on employment – directors	25-Aug-22	25-Aug-25	0.6600	200,000	-	-	(3,467)	196,533
2022 LTI – performance based – staff	01-Sep-22	01-Jul-25	0.6128	59,905	-	-	(19,258)	40,647
2022 LTI – time based – staff	01-Sep-22	01-Jul-25	0.6500	179,715	-	-	-	179,715
2022 LTI – performance based - staff	05-Sep-22	01-Jul-25	0.6448	306,987	-	-	-	306,987
2022 LTI – time based – staff	05-Sep-22	01-Jul-25	0.6150	204,658	-	-	-	204,658
2022 LTI – performance based – staff	05-Sep-22	01-Jul-25	0.5780	651,640	-	-	-	651,640
2022 LTI – time based – staff	05-Sep-22	01-Jul-25	0.6150	961,948	-	-	-	961,948
2022 LTI – performance based – KMP	04-Nov-22	01-Jul-25	0.5245	1,249,442	-	-	-	1,249,442
2022 LTI time based – KMP	04-Nov-22	01-Jul-25	0.5700	832,962	-	-	-	832,962
Retention on employment - staff	01-Jan-23	01-Jan-26	0.3700	200,000	-	-	(200,000)	-
2023 STI time based - staff	01-Jul-23	01-Jul-24	0.3400	548,268	-	(548,268)	-	-
2023 STI performance based – KMP	01-Jul-23	01-Jul-24	0.3400	3,810,642	-	(3,810,642)	-	-
2023 LTI time based – staff	12-Sep-23	01-Jul-26	0.2250	2,249,082	-	-	(197,049)	2,052,033
2023 LTI performance based – staff	12-Sep-23	01-Jul-26	0.2250	1,361,291	-	-	(149,891)	1,211,400
2023 LTI time based - KMP	12-Sep-23	01-Jul-26	0.2250	1,533,520	-	-	-	1,533,520
2023 LTI performance based – KMP	12-Sep-23	01-Jul-26	0.2250	2,300,279	-	-	-	2,300,279
2023 LTI time based – KMP	12-Sep-23	01-Jul-26	0.2250	1,127,137	-	-	-	1,127,137
2023 LTI performance based – KMP	12-Sep-23	01-Jul-26	0.2250	1,690,704	-	-	-	1,690,704
Retention on employment – staff	1-Oct-23	30-Sep-26	0.2200	225,000	-	-	-	225,000
2023 STI time based – KMP	03-Nov-23	01-Jul-24	0.1750	2,910,454	-	(2,910,454)	-	-
Retention on employment – directors	03-Nov-23	02-Nov-24	0.2400	1,361,955	-	(1,361,955)	-	-
2024 STI – staff	01-Jul-24	01-Oct-24	0.1488	-	3,417,317	(722,266)	-	2,695,051
2024 STI – KMP	01-Jul-24	01-Oct-24	0.1488	-	7,338,731	-	-	7,338,731
2024 LTI performance based – KMP	30-Sep-24	01-Jul-27	0.1488	-	5,411,818	-	-	5,411,818
2024 LTI time based – KMP	30-Sep-24	01-Jul-27	0.1488	-	3,607,876	-	-	3,607,876
2024 LTI performance based – staff	30-Sep-24	01-Jul-27	0.1488	-	2,815,486	-	(54,774)	2,760,712
2024 LTI time based - staff	30-Sep-24	01-Jul-27	0.1488	-	4,494,646	-	(164,323)	4,330,323
2024 LTI performance based - KMP	01-Nov-24	01-Jul-27	0.2800	-	4,009,239	-	-	4,009,239
2024 LTI time based – KMP	01-Nov-24	01-Jul-27	0.2800	-	2,672,826	-	-	2,672,826
2024 STI – KMP	01-Nov-24	01-Jul-25	0.2800	-	6,079,022	-	-	6,079,022
Retention on employment – directors	01-Nov-24	01-Nov-25	0.2800	-	713,826	-	(65,369)	648,457
ROD bonus – KMP	07-Nov-24	08-Nov-24	0.2100	-	7,558,318	(7,558,318)	-	-
ROD bonus – staff	07-Nov-24	08-Nov-24	0.2100	-	8,488,674	(8,488,674)	-	-
2024 supplemental LTI -	01-Mar-25	28-Feb-29	0.1450		6,273,298	-	-	6,273,298
Retention on employment – directors	05-May-25	04-May-28	0.1350	-	200,000	-	-	200,000
Movement for the year ended 30 June 2025				33,882,163	63,081,077	(30,057,808)	(3,614,903)	63,290,529

Movement in performance rights on issue for the year ended June 30, 2024
Grant		Vesting	Fair value per right grant date	Opening balance	Issued	Exercised	Forfeited	Closing balance
date		date	$	Number	Number	Number	Number	Number
2020 LTI - performance based - KMP	06-Nov-20	01-Jul-23	0.1665	2,016,774	-	(705,871)	(1,310,903)	-
2020 LTI - time based - KMP	06-Nov-20	01-Jul-23	0.1950	1,344,516	-	(1,344,516)	-	-
2020 LTI - performance based - staff	01-Jul-20	01-Jul-23	0.1370	1,527,255	-	(534,541)	(992,714)	-
2020 LTI - time based - staff	01-Jul-20	01-Jul-23	0.1250	2,170,190	-	(2,170,190)	-	-
2020 LTI - performance based - KMP	01-Jul-20	01-Jul-23	0.1370	3,642,025	-	(1,274,711)	(2,367,314)	-
2020 LTI time based - KMP	01-Jul-20	01-Jul-23	0.1250	2,428,016	-	(2,428,016)	-	-
Retention on employment- staff	30-Sep-20	30-Sep-23	0.1200	226,129	-	(226,129)	-	-
Retention on employment- directors	01-Feb-21	01-Feb-24	0.3300	600,000	-	(600,000)	-	-
2021 LTI - performance based - KMP	01-Jul-21	01-Jul-24	0.3710	1,458,852	-	-	-	1,458,852
2021 LTI - time based - KMP	01-Jul-21	01-Jul-24	0.3300	972,569	-	-	-	972,569
Retention on employment- staff	01-Jul-21	01-Jul-24	0.3300	679,146	-	-	-	679,146
2021 LTI - performance based - staff	26-Aug-21	01-Jul-24	0.4570	605,125	-	-	(27,948)	577,177
2021 LTI - time based - staff	26-Aug-21	01-Jul-24	0.5100	1,028,040	-	-	(83,845)	944,195
2021 LTI - performance based - KMP	05-Nov-21	01-Jul-24	0.7240	1,567,975	-	-	-	1,567,975
2021 LTI time based - KMP	05-Nov-21	01-Jul-24	0.7900	1,045,316	-	-	-	1,045,316
Retention on employment- staff	16-Nov-21	16-Nov-24	0.7050	115,000	-	-	-	115,000
2022 LTI – performance based - KMP	01-Jul-22	01-Jul-25	0.4528	1,392,806	-	-	-	1,392,806
2022 LTI – time based – KMP	01-Jul-22	01-Jul-25	0.4250	928,538	-	-	-	928,538
Retention on employment – staff	01-Jul-22	01-Jul-25	0.4250	35,000	-	-	-	35,000
2022 Cash Bonus conversion – KMP	01-Jul-22	01-Jul-23	0.4250	1,207,370	-	(1,207,370)	-	-
2022 Cash Bonus conversion– staff	01-Jul-22	01-Jul-23	0.4250	929,307	-	(929,307)	-	-
2022 LTI – time based – staff	22-Aug-22	01-Jul-25	0.6800	200,000	-	-	-	200,000
Retention on employment – directors	25-Aug-22	25-Aug-25	0.6600	200,000	-	-	-	200,000
2022 LTI – performance based – staff	01-Sep-22	01-Jul-25	0.6128	59,905	-	-	-	59,905
2022 LTI – time based – staff	01-Sep-22	01-Jul-25	0.6500	179,715	-	-	-	179,715
2022 LTI – performance based - staff	05-Sep-22	01-Jul-25	0.6448	306,987	-	-	-	306,987
2022 LTI – time based – staff	05-Sep-22	01-Jul-25	0.6150	204,658	-	-	-	204,658
2022 LTI – performance based – staff	05-Sep-22	01-Jul-25	0.5780	681,095	-	-	(29,455)	651,640
2022 LTI – time based – staff	05-Sep-22	01-Jul-25	0.6150	1,050,312	-	-	(88,364)	961,948
2022 LTI – performance based – KMP	04-Nov-22	01-Jul-25	0.5245	1,249,442	-	-	-	1,249,442
2022 LTI time based – KMP	04-Nov-22	01-Jul-25	0.5700	832,962	-	-	-	832,962
PR’s in lieu of directors fees	04-Nov-22	04-Nov-23	0.5700	385,824	-	-	-	385,824
Retention on employment - staff	01-Jan-23	01-Jan-26	0.3700	200,000	-	-	-	200,000
2023 STI time based - staff	01-Jul-23	01-Jul-24		-	548,268	-	-	548,268
2023 STI performance based – KMP	01-Jul-23	01-Jul-24		-	3,810,642	-	-	3,810,642
2023 STI time based – KMP	03-Nov-23	01-Jul-24		-	2,910,454	-	-	2,910,454
Retention on employment – directors	03-Nov-23	02-Nov-24		-	1,361,955	-	-	1,361,955
2023 LTI time based – staff	12-Sep-23	01-Jul-26		-	2,249,082	-	-	2,249,082
2023 LTI performance based – staff	12-Sep-23	01-Jul-26		-	1,361,291	-	-	1,361,291
2023 LTI time based - KMP	12-Sep-23	01-Jul-26		-	1,533,520	-	-	1,533,520
2023 LTI performance based – KMP	12-Sep-23	01-Jul-26		-	2,300,279	-	-	2,300,279
Retention on employment – staff	1-Oct-23	30-Sep-26		-	225,000	-	-	225,000
2023 LTI time based – KMP	12-Sep-23	01-Jul-26		-	1,127,137	-	-	1,127,137
2023 LTI performance based – KMP	12-Sep-23	01-Jul-26		-	1,690,704	-	-	1,690,704
2023 MD Awards – KMP	01-Oct-23	03-Oct-23		-	280,000	(280,000)	-	-
2023 cash bonus conversion – staff	29-Sep-23	01-Oct-23		-	749,694	(749,694)	-	-
Movement for the year ended 30 June 2024				31,470,849	20,148,026	(12,836,169)	(4,900,543)	33,882,163

Reserves
5.2.	Reserves

	2025		2024
	$	’000	$	’000

Equity compensation reserve
Balance at the beginning of period		9,663		7,278
Share based payment expensed/capitalized		6,106		4,277
Fair value of unlisted options exercised		-		-
Fair value of performance rights vested		(5,186)		(1,892)
Balance at the end of the financial period		10,583		9,663

Foreign currency translation reserve
Balance at the beginning of period		(12,761)		(12,716)
Foreign currency translation differences for foreign operations		(269)		(45)
Balance at the end of the financial period		(13,030)		(12,761)
Total reserves		(2,447)		(3,098)